3. Loans (Tables)	12 Months Ended
Dec. 31, 2016
Loans Tables
Major classifications of loans
(Dollars in thousands)
	December 31, 2016	December 31, 2015
Real estate loans:
Construction and land development	$61,749	65,791
Single-family residential	240,700	220,690
Single-family residential -
Banco de la Gente stated income	40,189	43,733
Commercial	247,521	228,526
Multifamily and farmland	21,047	18,080
Total real estate loans	611,206	576,820

Loans not secured by real estate:
Commercial loans	87,596	91,010
Farm loans	-	3
Consumer loans	9,832	10,027
All other loans	15,177	11,231

Total loans	723,811	689,091

Less allowance for loan losses	7,550	9,589

Total net loans	$716,261	679,502

Age analysis of past due loans, by loan type

December 31, 2016
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$-	10	10	61,739	61,749	-
Single-family residential	4,890	80	4,970	235,730	240,700	-
Single-family residential -
Banco de la Gente stated income	5,250	249	5,499	34,690	40,189	-
Commercial	342	126	468	247,053	247,521	-
Multifamily and farmland	471	-	471	20,576	21,047	-
Total real estate loans	10,953	465	11,418	599,788	611,206	-

Loans not secured by real estate:
Commercial loans	273	-	273	87,323	87,596	-
Farm loans	-	-	-	-	-	-
Consumer loans	68	6	74	9,758	9,832	-
All other loans	3	-	3	15,174	15,177	-
Total loans	$11,297	471	11,768	712,043	723,811	-

December 31, 2015
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$330	17	347	65,444	65,791	-
Single-family residential	2,822	1,385	4,207	216,483	220,690	-
Single-family residential -
Banco de la Gente stated income	7,021	114	7,135	36,598	43,733	-
Commercial	2,619	157	2,776	225,750	228,526	-
Multifamily and farmland	-	-	-	18,080	18,080	-
Total real estate loans	12,792	1,673	14,465	562,355	576,820	-

Loans not secured by real estate:
Commercial loans	185	40	225	90,785	91,010	17
Farm loans	-	-	-	3	3	-
Consumer loans	136	8	144	9,883	10,027	-
All other loans	-	-	-	11,231	11,231	-
Total loans	$13,113	1,721	14,834	674,257	689,091	17

Non-accrual loans
(Dollars in thousands)
	December 31, 2016	December 31, 2015
Real estate loans:
Construction and land development	$22	146
Single-family residential	1,662	4,023
Single-family residential -
Banco de la Gente stated income	1,340	1,106
Commercial	669	2,992
Multifamily and farmland	78	-
Total real estate loans	3,771	8,267

Loans not secured by real estate:
Commercial loans	21	113
Consumer loans	33	52
Total	$3,825	8,432

Impaired loans

December 31, 2016
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$282	-	278	278	11	330	13
Single-family residential	5,354	703	4,323	5,026	47	7,247	164
Single-family residential -
Banco de la Gente stated income	18,611	-	18,074	18,074	1,182	17,673	861
Commercial	3,750	1,299	2,197	3,496	166	4,657	152
Multifamily and farmland	78	-	78	78	-	78	-
Total impaired real estate loans	28,075	2,002	24,950	26,952	1,406	29,985	1,190

Loans not secured by real estate:
Commercial loans	27	-	27	27	-	95	-
Consumer loans	211	-	202	202	3	222	8
Total impaired loans	$28,313	2,002	25,179	27,181	1,409	30,302	1,198

December 31, 2015
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$643	216	226	442	12	705	18
Single-family residential	8,828	1,489	6,805	8,294	189	10,852	224
Single-family residential -
Banco de la Gente stated income	20,375	-	19,215	19,215	1,143	18,414	921
Commercial	4,556	-	4,893	4,893	179	5,497	89
Multifamily and farmland	96	-	83	83	-	93	6
Total impaired real estate loans	34,498	1,705	31,222	32,927	1,523	35,561	1,258

Loans not secured by real estate:
Commercial loans	180	-	161	161	3	132	5
Consumer loans	286	-	260	260	4	283	11
Total impaired loans	$34,964	1,705	31,643	33,348	1,530	35,976	1,274

December 31, 2014
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$5,481	3,639	555	4,194	31	5,248	20
Single-family residential	6,717	933	5,540	6,473	154	7,430	214
Single-family residential -
Banco de la Gente stated income	21,243	-	20,649	20,649	1,191	19,964	952
Commercial	4,752	1,485	2,866	4,351	272	4,399	76
Multifamily and farmland	111	-	110	110	1	154	-
Total impaired real estate loans	38,304	6,057	29,720	35,777	1,649	37,195	1,262

Loans not secured by real estate:
Commercial loans	218	-	201	201	4	641	2
Farm loans (non RE)			-
Consumer loans	318	-	313	313	5	309	12
Total impaired loans	$38,840	6,057	30,234	36,291	1,658	38,145	1,276

Fair value measurements for impaired loans and other real estate on a non-recurring basis

(Dollars in thousands)
	Fair Value Measurements December 31, 2016	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$5,709	-	-	5,709
Impaired loans	$25,931	-	-	25,931
Other real estate	$283	-	-	283

(Dollars in thousands)
	Fair Value Measurements December 31, 2015	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$4,149	-	-	4,149
Impaired loans	$31,818	-	-	31,818
Other real estate	$739	-	-	739

(Dollars in thousands)
	Fair Value December 31, 2016	Fair Value December 31, 2015	Valuation Technique	Significant Unobservable Inputs	General Range of Significant Unobservable Input Values
Mortgage loans held for sale	$5,709	4,149	Rate lock commitment	N/A	N/A
Impaired loans	$25,931	31,818	Appraised value and discounted cash flows	Discounts to reflect current market conditions and ultimate collectability	0 - 25%
Other real estate	$283	739	Appraised value	Discounts to reflect current market conditions and estimated costs to sell	0 - 25%

Changes in the allowance for loan losses

Changes in the allowance for loan losses for the year ended December 31, 2016 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$2,185	2,534	1,460	1,917	-	842	-	172	479	9,589
Charge-offs	(7)	(275)	-	(318)	-	(146)	-	(492)	-	(1,238)
Recoveries	10	55	-	19	-	170	-	151	-	405
Provision	(1,036)	(188)	(83)	(25)	52	(191)	-	373	(108)	(1,206)
Ending balance	$1,152	2,126	1,377	1,593	52	675	-	204	371	7,550

Ending balance: individually
evaluated for impairment	$-	-	1,160	159	-	-	-	-	-	1,319
Ending balance: collectively
evaluated for impairment	1,152	2,126	217	1,434	52	675	-	204	371	6,231
Ending balance	$1,152	2,126	1,377	1,593	52	675	-	204	371	7,550

Loans:
Ending balance	$61,749	240,700	40,189	247,521	21,047	87,596	-	25,009	-	723,811

Ending balance: individually
evaluated for impairment	$-	935	16,718	3,648	-	-	-	-	-	21,301
Ending balance: collectively
evaluated for impairment	$61,749	239,765	23,471	243,873	21,047	87,596	-	25,009	-	702,510

Changes in the allowance for loan losses for the year ended December 31, 2015 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$2,785	2,566	1,610	1,902	7	1,098	-	233	881	11,082
Charge-offs	(198)	(618)	(117)	(329)	-	(37)	-	(545)	-	(1,844)
Recoveries	45	34	22	21	-	101	-	145	-	368
Provision	(447)	552	(55)	323	(7)	(320)	-	339	(402)	(17)
Ending balance	$2,185	2,534	1,460	1,917	-	842	-	172	479	9,589

Ending balance: individually
evaluated for impairment	$-	96	1,115	171	-	-	-	-	-	1,382
Ending balance: collectively
evaluated for impairment	2,185	2,438	345	1,746	-	842	-	172	479	8,207
Ending balance	$2,185	2,534	1,460	1,917	-	842	-	172	479	9,589

Loans:
Ending balance	$65,791	220,690	43,733	228,526	18,080	91,010	3	21,258	-	689,091

Ending balance: individually
evaluated for impairment	$216	2,636	17,850	4,212	-	-	-	-	-	24,914
Ending balance: collectively
evaluated for impairment	$65,575	218,054	25,883	224,314	18,080	91,010	3	21,258	-	664,177

Changes in the allowance for loan losses for the year ended December 31, 2014 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$3,218	3,123	1,863	2,219	37	1,069	-	245	1,727	13,501
Charge-offs	(884)	(309)	(190)	(290)	-	(430)	-	(534)	-	(2,637)
Recoveries	428	72	16	171	-	54	-	176	-	917
Provision	23	(320)	(79)	(198)	(30)	405	-	346	(846)	(699)
Ending balance	$2,785	2,566	1,610	1,902	7	1,098	-	233	881	11,082

Ending balance: individually
evaluated for impairment	$-	82	1,155	260	-	-	-	-	-	1,497
Ending balance: collectively
evaluated for impairment	2,785	2,484	455	1,642	7	1,098	-	233	881	9,585
Ending balance	$2,785	2,566	1,610	1,902	7	1,098	-	233	881	11,082

Loans:
Ending balance	$57,617	206,417	47,015	228,558	12,400	76,262	7	23,615	-	651,891

Ending balance: individually
evaluated for impairment	$3,639	2,298	18,884	3,345	-	-	-	-	-	28,166
Ending balance: collectively
evaluated for impairment	$53,978	204,119	28,131	225,213	12,400	76,262	7	23,615	-	623,725

Credit risk profile of each loan type based on internally assigned risk grade
December 31, 2016
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$-	14,996	-	-	-	541	-	959	-	16,496
2- High Quality	9,784	109,809	-	39,769	2,884	26,006	-	3,335	2,507	194,094
3- Good Quality	33,633	82,147	16,703	176,109	14,529	55,155	-	4,842	10,921	394,039
4- Management Attention	10,892	25,219	15,580	24,753	2,355	5,586	-	619	1,749	86,753
5- Watch	7,229	4,682	3,943	4,906	1,201	246	-	31	-	22,238
6- Substandard	211	3,847	3,963	1,984	78	62	-	42	-	10,187
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	4	-	4
Total	$61,749	240,700	40,189	247,521	21,047	87,596	-	9,832	15,177	723,811

December 31, 2015
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$-	15,189	-	-	-	700	-	1,091	-	16,980
2- High Quality	10,144	86,061	-	38,647	2,998	24,955	-	3,647	1,665	168,117
3- Good Quality	35,535	78,843	19,223	148,805	12,058	58,936	3	4,571	7,828	365,802
4- Management Attention	12,544	30,259	15,029	31,824	335	5,905	-	620	1,738	98,254
5- Watch	7,265	4,322	3,308	4,561	2,689	332	-	43	-	22,520
6- Substandard	303	6,016	6,173	4,689	-	182	-	55	-	17,418
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	-	-	-
Total	$65,791	220,690	43,733	228,526	18,080	91,010	3	10,027	11,231	689,091

Analysis of TDR loans by loan type

Year ended December 31, 2016
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
Single-family residential	3	$124	121
Total TDR loans	3	$124	121

During the year ended December 31, 2016, three loans were modified that were considered to be new TDR loans.  The interest rate was modified on these TDR loans.

The following table presents an analysis of loan modifications during the year ended December 31, 2015:

Year ended December 31, 2015
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
Construction and land development	1	$216	216
Single-family residential	3	288	271
Total TDR loans	4	$504	487